                  THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT VUL-2
                                DECEMBER 31, 1998
                                  ANNUAL REPORT

                         SEPARATE ACCOUNT VUL-2 FUNDING
         EQUIBUILDER II-TM- AND EQUIBUILDER III-TM- FLEXIBLE PREMIUM VARIABLE
                             LIFE INSURANCE POLICIES


                          Principal office located at:
                               #1 Franklin Square
                           Springfield, Illinois 62713


                      Annual Report Dated December 31, 1998

-------------------------------------------------------------------------------
                                DECEMBER 31, 1998
                                 ANNUAL REPORTS
                        VARIABLE INSURANCE PRODUCTS FUND
                       VARIABLE INSURANCE PRODUCTS FUND II


                          PRINCIPAL OFFICE LOCATED AT:
                              82 Devonshire Street
                           Boston, Massachusetts 02109


                          MFS VARIABLE INSURANCE TRUST

                          PRINCIPAL OFFICE LOCATED AT:
                               500 Boylston Street
                           Boston, Massachusetts 02116

                     ANNUAL REPORTS DATED DECEMBER 31, 1998

-------------------------------------------------------------------------------
The Annual Report of Separate Account VUL-2 is prepared and provided by The American Franklin Life Insurance Company. The Annual Reports of the Variable Insurance Products Fund and the Variable Insurance Products Fund II are prepared by Fidelity Investments. The Annual Report of MFS Variable Insurance Trust is prepared by MFS Investment Management.

-------------------------------------------------------------------------------

This Annual Report is not to be construed as an offering for sale of any American Franklin Life policy. No offering is made except in conjunction with a prospectus which must precede or accompany this report.

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VUL-2
STATEMENT OF NET ASSETS
DECEMBER 31, 1998

                                                         VARIABLE INSURANCE PRODUCTS FUND
                                       --------------------------------------------------------------------
                                           VIP            VIP                                        VIP
                                          MONEY         EQUITY-           VIP          VIP          HIGH
                                          MARKET         INCOME         GROWTH      OVERSEAS       INCOME
                                         DIVISION       DIVISION       DIVISION     DIVISION      DIVISION
                                       --------------------------------------------------------------------
Investments in Funds at fair value
   (cost: see below)                   $  4,437,445   $54,194,406   $81,878,257   $11,233,509  $ 2,882,181

Due from (to) general account                64,823       (28,710)      (18,565)       78,106       (1,342)
                                       --------------------------------------------------------------------

NET ASSETS                             $  4,502,268   $54,165,696   $81,859,692   $11,311,615  $ 2,880,839
                                       --------------------------------------------------------------------
                                       --------------------------------------------------------------------


Unit value                             $     132.28   $    329.63   $    373.90   $    191.40   $   156.98
                                       -------------------------------------------------------------------
                                       -------------------------------------------------------------------


Units outstanding                            34,035       164,324       218,934        59,098       18,351
                                       -------------------------------------------------------------------
                                       -------------------------------------------------------------------
Cost of investments                    $  4,521,180   $43,041,827   $54,801,021   $10,004,212   $3,088,375
                                       -------------------------------------------------------------------
                                       -------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VUL-2
STATEMENT OF NET ASSETS (CONTINUED)
DECEMBER 31, 1998

                                                       VARIABLE INSURANCE PRODUCTS FUND II
                                       ------------------------------------------------------------------
                                           VIPII                                 VIPII
                                        INVESTMENT       VIPII        VIPII      ASSET        VIPII
                                           GRADE         ASSET        INDEX      MANAGER:     CONTRA-
                                           BOND         MANAGER        500       GROWTH        FUND
                                         DIVISION      DIVISION      DIVISION   DIVISION     DIVISION
                                       -----------------------------------------------------------------
Investments in Funds at fair value
    (cost: see below)                  $2,312,465   $31,731,884   $33,286,972   $7,838,860   $25,393,704

Due from (to) general account               3,602       (40,989)      (55,710)      (9,125)      (17,633)
                                       -----------------------------------------------------------------

NET ASSETS                             $2,316,067   $31,690,895   $33,231,262   $7,829,735   $25,376,071
                                       -----------------------------------------------------------------
                                       -----------------------------------------------------------------

Unit value                             $   157.66   $    232.11   $    295.61   $   196.85   $    229.00
                                       -----------------------------------------------------------------
                                       -----------------------------------------------------------------

Units outstanding                          14,690       136,532       112,414       39,775       110,811
                                       -----------------------------------------------------------------
                                       -----------------------------------------------------------------

Cost of investments                    $2,156,277   $26,788,005   $24,496,035   $6,792,472   $19,033,712
                                       -----------------------------------------------------------------
                                       -----------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VUL-2
STATEMENT OF NET ASSETS (CONTINUED)
DECEMBER 31, 1998

                                                                     MFS VARIABLE INSURANCE TRUST
                                            -----------------------------------------------------------------------------
                                                                           MFS
                                                MFS                      GROWTH        MFS
                                              EMERGING       MFS          WITH        TOTAL           MFS           MFS
                                               GROWTH      RESEARCH      INCOME       RETURN       UTILITIES       VALUE
                                              DIVISION     DIVISION     DIVISION     DIVISION      DIVISION      DIVISION
                                            -----------------------------------------------------------------------------
Investments in Funds at fair value
    (cost: see below)                       $1,505,947   $1,284,799   $  619,319   $  591,362   $  454,919   $  627,301

Due from (to) general account                     (242)         (52)         (76)          35          (56)      (1,392)
                                            -----------------------------------------------------------------------------

NET ASSETS                                  $1,505,705   $1,284,747   $  619,243   $  591,397   $  454,863   $  625,909
                                            -----------------------------------------------------------------------------
                                            -----------------------------------------------------------------------------

Unit value                                  $   113.74   $   104.90   $   107.39   $   103.73   $   106.58   $   105.18
                                            -----------------------------------------------------------------------------
                                            -----------------------------------------------------------------------------

Units outstanding                               13,238       12,247        5,767        5,701        4,268        5,951
                                            -----------------------------------------------------------------------------
                                            -----------------------------------------------------------------------------

Cost of investments                         $1,253,528   $1,144,706   $  561,750   $  558,494   $  424,494   $  572,986
                                            -----------------------------------------------------------------------------
                                            -----------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VUL-2
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 1998

                                                                        VARIABLE INSURANCE PRODUCTS FUND
                                                  -----------------------------------------------------------------------------
                                                      VIP              VIP                                            VIP
                                                     MONEY           EQUITY-           VIP             VIP            HIGH
                                                     MARKET          INCOME          GROWTH          OVERSEAS        INCOME
                                                    DIVISION        DIVISION        DIVISION         DIVISION       DIVISION
                                                -------------------------------------------------------------------------------
NET INVESTMENT INCOME (EXPENSE)

Income
        Dividends                               $    143,599     $    2,655,378 $   7,473,038    $    738,344    $  285,271

Expenses
        Mortality and expense risk charge             26,798            371,485       505,739          81,400        21,335
                                                -------------------------------------------------------------------------------
Net investment income (expense)                      116,801          2,283,893     6,967,299         656,944       263,936

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
      Net realized gain (loss)                             -            405,037       876,982         150,702        27,178
      Net unrealized appreciation
          (depreciation)
        Beginning of year                            (14,560)         8,098,752    11,954,335         928,734       243,620
        End of year                                  (83,735)        11,152,579    27,077,236       1,229,297      (206,194)
                                                -------------------------------------------------------------------------------

    Net change in unrealized appreciation
       (depreciation) during the year                (69,175)         3,053,827    15,122,901         300,563      (449,814)
                                                -------------------------------------------------------------------------------
Net realized and unrealized gain (loss)
    on investments                                   (69,175)         3,458,864    15,999,883         451,265      (422,636)
                                                -------------------------------------------------------------------------------

Net increase (decrease) in net assets
    resulting from operations                   $     47,626     $    5,742,757 $  22,967,182    $  1,108,209    $ (158,700)
                                                -------------------------------------------------------------------------------
                                                -------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VUL-2
STATEMENT OF OPERATIONS (CONTINUED)
YEAR ENDED DECEMBER 31, 1998

                                                               VARIABLE INSURANCE PRODUCTS FUND II
                                            ---------------------------------------------------------------------
                                               VIPII                                        VIPII
                                             INVESTMENT        VIPII          VIPII         ASSET          VIPII
                                               GRADE           ASSET          INDEX        MANAGER:       CONTRA-
                                                BOND          MANAGER          500         GROWTH          FUND
                                              DIVISION        DIVISION       DIVISION     DIVISION       DIVISION
                                            ---------------------------------------------------------------------
NET INVESTMENT INCOME (EXPENSE)

Income
    Dividends                               $   106,859   $ 3,425,567   $   730,351   $   524,069   $   830,942

Expenses
    Mortality and expense risk charge            17,044       228,879       188,527        45,053       143,634
                                            ---------------------------------------------------------------------
Net investment income (expense)                  89,815     3,196,688       541,824       479,016       687,308

NET REALIZED AND UNREALIZED GAIN
    (LOSS) ON INVESTMENTS
  Net realized gain (loss)                       46,148       203,507       397,039        10,497       165,251
  Net unrealized appreciation
    (depreciation)
    Beginning of year                           134,208     4,103,907     3,002,532       508,809     1,890,354
    End of year                                 156,188     4,943,879     8,790,937     1,046,388     6,359,992
                                            ---------------------------------------------------------------------

  Net change in unrealized appreciation
    (depreciation) during the year               21,980       839,972     5,788,405       537,579     4,469,638
                                            ---------------------------------------------------------------------
Net realized and unrealized gain (loss)
  on investments                                 68,128     1,043,479     6,185,444       548,076     4,634,889
                                            ---------------------------------------------------------------------

Net increase (decrease) in net assets
  resulting from operations                 $   157,943   $ 4,240,167   $ 6,727,268   $ 1,027,092   $ 5,322,197
                                            ---------------------------------------------------------------------
                                            ---------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VUL-2
STATEMENT OF OPERATIONS (CONTINUED)
YEAR ENDED DECEMBER 31, 1998

                                                                               MFS VARIABLE INSURANCE TRUST*
                                              -------------------------------------------------------------------------------------
                                                                                    MFS
                                                   MFS                            GROWTH           MFS
                                                EMERGING            MFS            WITH           TOTAL          MFS           MFS
                                                 GROWTH          RESEARCH         INCOME          RETURN      UTILITIES       VALUE
                                                DIVISION         DIVISION        DIVISION        DIVISION      DIVISION     DIVISION
                                              -------------------------------------------------------------------------------------
NET INVESTMENT INCOME (EXPENSE)

Income
  Dividends                                   $        -      $         -     $        -     $         -    $        -    $      -

Expenses
  Mortality and expense risk charge                2,485            2,082            688           1,042         1,577        1,230
                                              -------------------------------------------------------------------------------------
Net investment income (expense)                   (2,485)          (2,082)          (688)         (1,042)       (1,577)      (1,230)

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
    Net realized gain (loss)                        (880)          (1,176)           140            (502)          (10)      13,534
    Net unrealized appreciation
      (depreciation)
           Beginning of year                           -                -              -               -             -            -
           End of year                           252,419          140,093         57,569          32,868        30,425       54,315
                                              -------------------------------------------------------------------------------------
    Net change in unrealized
      appreciation(depreciation) during
      the year                                   252,419          140,093         57,569          32,868        30,425       54,315
                                              -------------------------------------------------------------------------------------
    Net realized and unrealized gain
      (loss) on investments                      251,539          138,917         57,709          32,366        30,415       67,849
                                              -------------------------------------------------------------------------------------
    Net increase (decrease) in net
      assets resulting from operations        $  249,054          136,835     $   57,021     $    31,324    $   28,838    $  66,619
                                              -------------------------------------------------------------------------------------
                                              -------------------------------------------------------------------------------------

*FOR THE PERIOD FROM MAY 1, 1998 (DATE OF INCEPTION) TO DECEMBER 31, 1998.

SEE NOTES TO FINANCIAL STATEMENTS

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VUL-2
STATEMENT OF CHANGES IN NET ASSETS

                                                                           VARIABLE INSURANCE PRODUCTS FUND
                                               ------------------------------------------------------------------------------------
                                                   VIP               VIP                                                  VIP
                                                  MONEY            EQUITY-             VIP               VIP              HIGH
                                                  MARKET           INCOME             GROWTH           OVERSEAS          INCOME
                                                 DIVISION         DIVISION           DIVISION          DIVISION         DIVISION
                                               ------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 1998
CHANGE IN NET ASSETS
FROM OPERATIONS:
    Net investment income (expense)            $   116,801    $   2,283,893        $  6,967,299     $    656,944    $    263,936
    Net realized gain (loss) on investments              -          405,037             876,982          150,702          27,178
    Net change in unrealized appreciation
       (depreciation) on investments               (69,175)       3,053,827          15,122,901          300,563        (449,814)
                                               ------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
  operations                                        47,626        5,742,757          22,967,182        1,108,209        (158,700)

FROM POLICY RELATED TRANSACTIONS:
    Net contract purchase payments              18,043,987       14,163,958          16,320,192        3,010,083       1,104,184
    Withdrawals                                 (1,147,285)      (8,392,173)        (11,303,864)      (1,817,197)       (606,904)
    Transfers between Separate Account
       VUL-2 divisions, net                    (15,552,224)       2,808,460           2,158,143         (203,758)        127,361
                                               ------------------------------------------------------------------------------------
Net increase in net assets from policy
    related transactions                         1,344,478        8,580,245           7,174,471          989,128         624,641
                                               ------------------------------------------------------------------------------------

Net increase in net assets                       1,392,104       14,323,002          30,141,653        2,097,337         465,941
Net assets, beginning of year                    3,110,164       39,842,694          51,718,039        9,214,278       2,414,898
                                               ------------------------------------------------------------------------------------

Net assets, end of year                        $ 4,502,268    $  54,165,696        $ 81,859,692     $ 11,311,615    $  2,880,839
                                               ------------------------------------------------------------------------------------
                                               ------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 1997
CHANGE IN NET ASSETS
FROM OPERATIONS:
    Net investment income (expense)            $   158,416    $   2,318,177        $    988,029     $    545,926    $     96,953
    Net realized gain on investments                     -          241,758             381,365           61,268          16,743
    Net change in unrealized appreciation
       (depreciation) on investments                (6,214)       3,810,380           5,587,827          141,789         170,480
                                               ------------------------------------------------------------------------------------
Net increase in net assets from operations         152,202        6,370,315           6,957,221          748,983         284,176
FROM POLICY RELATED TRANSACTIONS:
    Net contract purchase payments              15,768,314       12,119,616          14,879,501        2,855,311         936,633
    Withdrawals                                 (1,274,078)      (5,951,910)         (7,325,640)      (1,502,429)       (374,337)
    Transfers between Separate Account
       VUL-2 divisions, net                    (14,692,099)       3,478,823           2,739,351          369,757         339,645
                                               ------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
    policy related transactions                   (197,863)       9,646,529          10,293,212        1,722,639         901,941
                                               ------------------------------------------------------------------------------------

Net Increase (decrease) in net assets              (45,661)      16,016,844          17,250,433        2,471,622       1,186,117
Net assets, beginning of year                    3,155,825       23,825,850          34,467,606        6,742,656       1,228,781
                                               ------------------------------------------------------------------------------------

Net assets, end of year                        $ 3,110,164    $  39,842,694        $ 51,718,039     $  9,214,278    $  2,414,898
                                               ------------------------------------------------------------------------------------
                                               ------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VUL-2
STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                                   VARIABLE INSURANCE PRODUCTS FUND II
                                                   ---------------------------------------------------------------------
                                                       VIPII                                       VIPII
                                                     INVESTMENT      VIPII          VIPII          ASSET          VIPII
                                                     GRADE BOND      ASSET          INDEX         MANAGER:       CONTRA-
                                                        BOND        MANAGER          500          GROWTH          FUND
                                                      DIVISION      DIVISION      DIVISION       DIVISION       DIVISION
                                                 -----------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 1998
CHANGE IN NET ASSETS
FROM OPERATIONS:
    Net investment income (expense)              $     89,815     $ 3,196,688   $   541,824   $   479,016   $   687,308
    Net realized gain (loss) on investments            46,148         203,507       397,039        10,497       165,251
    Net change in unrealized appreciation
       (depreciation) on investments                   21,980         839,972     5,788,405       537,579     4,469,638
                                                 -----------------------------------------------------------------------
Net increase (decrease) in net assets from
  operations                                          157,943       4,240,167     6,727,268     1,027,092     5,322,197
FROM POLICY RELATED TRANSACTIONS:
    Net contract purchase payments                    485,792       5,773,958    10,353,647     3,131,484     8,348,551
    Withdrawals                                      (439,642)     (4,714,381)   (5,713,776)   (1,426,100)   (3,884,561)
    Transfers between Separate Account
       VUL-2 divisions, net                           101,464         (90,460)    4,513,723     1,021,698     2,413,432
                                                 -----------------------------------------------------------------------
Net increase in net assets from policy
    related transactions                              147,614         969,117     9,153,594     2,727,082     6,877,422
                                                 -----------------------------------------------------------------------

Net Increase in net assets                            305,557       5,209,284    15,880,862     3,754,174    12,199,619
Net assets, beginning of year                       2,010,510      26,481,611    17,350,400     4,075,561     3,176,452
                                                 -----------------------------------------------------------------------

Net assets, end of year                          $  2,316,067     $31,690,895   $33,231,262   $ 7,829,735   $25,376,071
                                                 -----------------------------------------------------------------------
                                                 -----------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 1997
CHANGE IN NET ASSETS
FROM OPERATIONS:
    Net investment income (expense)              $     87,142     $ 2,345,559   $   165,303   $   (15,396)  $   111,472
    Net realized gain on investments                   11,679         150,118       203,061        18,249        65,136
    Net change in unrealized appreciation
       (depreciation) on investments                   43,713       1,171,913     2,139,824       430,039     1,306,437
                                                 -----------------------------------------------------------------------

Net increase in net assets from operations            142,534       3,667,590     2,508,188       432,892     1,483,045
FROM POLICY RELATED TRANSACTIONS:
    Net contract purchase payments                    525,371       5,954,601     6,747,739     1,946,149     6,031,891
    Withdrawals                                      (329,478)     (3,858,162)   (2,283,537)     (707,474)   (1,947,161)
    Transfers between Separate Account
       VUL-2  divisions, net                          (21,180)        109,203     3,935,049     1,105,963     2,638,620
                                                 -----------------------------------------------------------------------

Net increase (decrease) in net assets from
    policy related transactions                       174,713       2,205,642     8,399,251     2,344,638     6,723,350
                                                 -----------------------------------------------------------------------

Net increase (decrease) in net assets                 317,247       5,873,232    10,907,439     2,777,530     8,206,395
Net assets, beginning of year                       1,693,263      20,608,379     6,442,961     1,298,031     4,970,057
                                                 -----------------------------------------------------------------------

Net assets, end of year                          $  2,010,510     $26,481,611   $17,350,400   $ 4,075,561   $13,176,452
                                                 -----------------------------------------------------------------------
                                                 -----------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VUL-2
STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                                            MFS VARIABLE INSURANCE TRUST
                                               ------------------------------------------------------------------------------------
                                                                                    MFS
                                                      MFS                         GROWTH          MFS
                                                   EMERGING          MFS           WITH          TOTAL          MFS          MFS
PERIOD FROM MAY 1, 1998 (DATE OF                    GROWTH         RESEARCH       INCOME        RETURN       UTILITIES      VALUE
INCEPTION) TO DECEMBER 31, 1998                    DIVISION        DIVISION      DIVISION      DIVISION       DIVISION    DIVISION
                                               ------------------------------------------------------------------------------------
CHANGE IN NET ASSETS
FROM OPERATIONS:
    Net investment income (expense)            $      (2,485)  $      (2,082) $       (688)  $    (1,042) $     (1,577) $    (1,230)
    Net realized gain (loss) on investments             (880)         (1,176)          140          (502)          (10)      13,534
    Net change in unrealized appreciation
        (depreciation) on investments                252,419         140,093        57,569        32,868        30,425       54,315
                                               ------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
   operations                                        249,054         136,835        57,021        31,324        28,838       66,619
FROM POLICY RELATED TRANSACTIONS:
        Net contract purchase payments               616,401         526,652       233,241       218,045       253,967      275,910
        Withdrawals                                 (105,620)        (78,873)       (9,664)      (33,304)      (37,203)     (38,438)
        Transfers between Separate Account
           VUL-2 divisions, net                      745,870         700,133       338,645       375,332       209,261      321,818
                                               ------------------------------------------------------------------------------------
Net increase in net assets from
    policy related transactions                    1,256,651       1,147,912       562,222       560,073       426,025      559,290
                                               ------------------------------------------------------------------------------------

Net increase in net assets                         1,505,705       1,284,747       619,243       591,397       454,863      625,909
Net assets, beginning of year                              -               -             -             -             -            -
                                               ------------------------------------------------------------------------------------

Net assets, end of year                        $   1,505,705   $   1,284,747  $    619,243   $   591,397  $    454,863  $   625,909
                                               ------------------------------------------------------------------------------------
                                               ------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VUL-2
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1998

1.  NATURE OF OPERATIONS

    The American Franklin Life Insurance Company (American Franklin) is a wholly-owned subsidiary of The Franklin Life Insurance Company. American Franklin established Separate Account VUL-2 (Account) as a unit investment trust registered under the Investment Company Act of 1940. The Account, which consists of sixteen investment divisions at December 31, 1998, was established in April 1991 in conformity with Illinois Insurance Law.
    The assets in each division are invested in units of beneficial interest (shares) of a designated portfolio (Portfolio) of three mutual funds:
    Variable Insurance Products Fund and Variable Insurance Products Fund II, sponsored by Fidelity Investments, and beginning May 1, 1998, the MFS Variable Insurance Trust, sponsored by MFS Investment Management (collectively, the Funds). The VIP Money Market, VIP Equity-Income, VIP Growth, VIP Overseas, and VIP High Income Divisions of the Account are invested in shares of a corresponding Portfolio of Variable Insurance Products Fund; the VIPII Investment Grade Bond, VIPII Asset Manager, VIPII Index 500, VIPII Asset Manager: Growth and VIPII Contrafund Divisions of the Account are invested in shares of a corresponding Portfolio of Variable Insurance Products Fund II; and the MFS Emerging Growth, MFS Research, MFS Growth With Income, MFS Total Return, MFS Utilities, and MFS Value Divisions of the Account are invested in shares of a corresponding Portfolio of MFS Variable Insurance Trust. The Account's financial statements should be read in conjunction with the financial statements of the Funds. The Account commenced operations on September 30, 1991. The initial unit value for each investment division was set at $100.

    The Account was established by American Franklin to support the operations of American Franklin's EquiBuilder II-TM- Flexible Premium Variable Life Insurance Policies (EquiBuilder II Policies). American Franklin no longer offers new EquiBuilder II Policies. The Account also supports the operations of American Franklin's EquiBuilder III-TM- Flexible Premium Variable Life Insurance Policies (EquiBuilder III Policies) (the Equibuilder II Policies and the EquiBuilder III Policies are referred to collectively as the Policies).

    Franklin Financial Services Corporation, a wholly-owned subsidiary of The Franklin Life Insurance Company, acts as the principal underwriter, as defined in the Investment Company Act of 1940, of the Policies. The assets of the Account are the property of American Franklin. The portion of the Account's assets applicable to the Policies is not chargeable with liabilities arising out of any other business American Franklin may conduct.

    The net assets of the Account may not be less than the reserves applicable to the Policies. Assets may also be set aside in American Franklin's General Account based on the amounts allocated under the Policies to American Franklin's Guaranteed Interest Division and for policy loans. Additional assets are set aside in American Franklin's General Account to provide for
    (i) the unearned portion of the monthly charges for mortality and expense risk charges made under the Policies and (ii) other policy benefits.

2.  SIGNIFICANT ACCOUNTING POLICIES

    The significant accounting policies of the Account are as follows:

    Investments in shares of the Funds are carried at fair value. Investments in shares of the Funds are valued at the net asset values of the respective Portfolios of the Funds. Investment transactions are recorded on the trade date. Dividends are recorded as received. Realized gains

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VUL-2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1998

    and losses on sales of the Account's shares are determined based on the specific identification method.

    The operations of the Account are included in the federal income tax return of American Franklin. Under the provisions of the Policies, American Franklin has the right to charge the Account for federal income tax attributable to the Account. No charge is currently being made against the Account for such tax since, under current tax law, American Franklin pays no tax on investment income and capital gains reflected in variable life insurance policy reserves. However, American Franklin retains the right to charge for any federal income tax incurred which is attributable to the Account if the law is changed. Charges for state and local taxes, if any, attributable to the Account may also be made.

3.  SALES AND ADMINISTRATIVE CHARGES

    Certain jurisdictions require that deductions be made from premium payments for taxes. The amount of such deductions varies and may be up to 5% of the premium. With respect to the EquiBuilder III Policies, American Franklin makes a sales expense deduction equal to 5% of each premium paid during any policy year up to a "target" premium, which is based on the annual premium for a fixed whole life insurance policy on the life of the insured person (no sales expense deduction is made for premiums in excess of the target premium paid during that policy year). The balance remaining after any such deduction, the net premium, is placed by American Franklin in a Policy Account established for each policyowner. Each month American Franklin makes a charge against each Policy Account for: administrative expenses
    (currently $6 per month plus an additional charge of $24 per month for each of the first 12 months a policy is in effect); and cost of insurance, which is based on the insured person's age, sex, risk class, amount of insurance, and additional benefits, if any. In addition, American Franklin will make charges for the following: a partial withdrawal of net cash surrender value (currently $25 or 2% of the amount withdrawn, whichever is less); an increase in the face amount of insurance (currently a $1.50 administrative charge for each $1,000 increase up to a maximum charge of $300); and a transfer between investment divisions in any policy year in which four transfers have already been made (up to $25 for each additional transfer in a given policy year). Charges may also be made for providing more than one illustration of policy benefits to a given policyholder. American Franklin assumes mortality and expense risks related to the operations of the Account and deducts a charge from the assets of the Account at an effective annual rate of .75% of the Account's net assets to cover these risks. The total charges paid by the Account to American Franklin were $26,329,000 and $18,890,000 in 1998 and 1997, respectively.

    During the first ten years a Policy is in effect, a surrender charge may be deducted from a Policy Account by American Franklin if the Policy is surrendered for its net cash surrender value, the face amount of the Policy is reduced or the Policy is permitted to lapse. The maximum total surrender charge applicable to a particular Policy is specified in the Policy and is equal to 50% of one "target" premium. This maximum will not vary based on the amount of premiums paid or when they are paid. At the end of the sixth policy year and at the end of each of the four succeeding policy years, the maximum surrender charge is reduced by an amount equal to 20% of the initial maximum surrender charge until, after the end of the tenth policy year, there is no surrender charge. Subject to the maximum surrender charge, the surrender charge with respect to the EquiBuilder II Policies will equal 30% of actual premiums paid during the first policy year up to one "target" premium, plus 9% of all other premiums actually paid during the first ten policy years, and the surrender charge with respect to the EquiBuilder III Policies will equal 25% of actual premiums paid during the first policy year up to one "target" premium, plus 9% of all other premiums actually paid during the first ten policy years.

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VUL-2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1998

4.   SUMMARY OF UNIT VALUES AND CHANGES IN OUTSTANDING UNITS

     Unit value information and a summary of changes in outstanding units is shown below:

YEAR ENDED DECEMBER 31, 1998

                                                                          VARIABLE INSURANCE PRODUCTS FUND
                                                      --------------------------------------------------------------------------
                                                            VIP           VIP                                         VIP
                                                           MONEY        EQUITY-         VIP           VIP            HIGH
                                                          MARKET         INCOME       GROWTH        OVERSEAS        INCOME
                                                         DIVISION       DIVISION     DIVISION       DIVISION       DIVISION
                                                      --------------------------------------------------------------------------
Unit value, beginning of year                             $126.37       $ 291.45      $264.35        $170.08        $165.81
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
Unit value, end of year                                   $132.28       $ 329.63      $373.90        $191.40        $156.98
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
Number of units outstanding,
   beginning of year                                       24,611        136,705      195,644         54,175         14,564

Net contract purchase payments                            139,608         45,371       52,816         16,324          6,720

Withdrawals                                                (9,420)       (26,883)     (36,782)       (10,271)        (3,708)

Transfers between Separate Account
   VUL-2 divisions, net                                  (120,764)         9,131        7,256         (1,130)           775
                                                      --------------------------------------------------------------------------
Number of units outstanding,
   end of year                                             34,035        164,324      218,934         59,098         18,351
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------

                                                                         VARIABLE INSURANCE PRODUCTS FUND II
                                                      --------------------------------------------------------------------------
                                                          VIPII                                      VIPII
                                                       INVESTMENT       VIPII         VIPII          ASSET          VIPII
                                                         GRADE          ASSET         INDEX         MANAGER:       CONTRA-
                                                          BOND         MANAGER         500           GROWTH         FUND
                                                        DIVISION       DIVISION      DIVISION       DIVISION       DIVISION
                                                      --------------------------------------------------------------------------
Unit value, beginning of year                            $146.29        $200.91       $226.02        $165.92        $174.12
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------
Unit value, end of year                                  $157.66        $232.11       $295.61        $196.85        $229.00
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------

Number of units outstanding,
   beginning of year                                      13,744        131,808        76,766         24,563         75,672

Net contract purchase payments                             3,255         26,871        40,257         17,385         42,562

Withdrawals                                               (2,942)       (21,817)      (22,184)        (7,849)       (19,811)

Transfers between Separate Account
   VUL-2 divisions, net                                      633           (330)       17,575          5,676         12,388
                                                      --------------------------------------------------------------------------
Number of units outstanding,
   end of year                                            14,690        136,532       112,414         39,775        110,811
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VUL-2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1998

4.   SUMMARY OF UNIT VALUES AND CHANGES IN OUTSTANDING UNITS (continued)

     Unit value information and a summary of changes in outstanding units is shown below:

PERIOD FROM MAY 1, 1998 (DATE OF INCEPTION) TO DECEMBER 31, 1998

                                                                         MFS VARIABLE INSURANCE TRUST
                                            ---------------------------------------------------------------------------------------
                                                MFS                          MFS            MFS
                                              EMERGING        MFS        GROWTH WITH       TOTAL          MFS            MFS
                                               GROWTH       RESEARCH        INCOME         RETURN      UTILITIES        VALUE
                                              DIVISION      DIVISION       DIVISION       DIVISION      DIVISION       DIVISION
                                            ---------------------------------------------------------------------------------------
Unit value, at May 1, 1998 (Date of
Inception)                                     $100.00       $100.00        $100.00        $100.00       $100.00        $100.00
                                            ---------------------------------------------------------------------------------------
                                            ---------------------------------------------------------------------------------------

Unit value, end of year                        $113.74       $104.90        $107.39        $103.73       $106.58        $105.18
                                            ---------------------------------------------------------------------------------------
                                            ---------------------------------------------------------------------------------------

Number of units outstanding,
   at inception                                      -             -              -             -              -              -

Net contract purchase payments                   6,446         5,663          2,392         2,207          2,530          2,951

Withdrawals                                     (1,098)         (850)          (121)         (336)          (366)          (390)

Transfers between Separate
   Account VUL-2 divisions, net                  7,890         7,434          3,496         3,830          2,104          3,390
                                            ---------------------------------------------------------------------------------------
Number of units outstanding,
   end of year                                  13,238        12,247          5,767         5,701          4,268          5,951
                                            ---------------------------------------------------------------------------------------
                                            ---------------------------------------------------------------------------------------

5.   REMUNERATION OF MANAGEMENT

     The Account incurs no liability for remuneration to directors, members of advisory boards, officers or any other person who might provide a service for the Account, except as described in Note 3.

6.   YEAR 2000 (UNAUDITED)

     INTERNAL SYSTEMS. American Franklin's ultimate parent, American General Corporation (AGC), has numerous technology systems that are managed on a decentralized basis. AGC's Year 2000 readiness efforts are therefore being undertaken by its key business units with centralized oversight. Each business unit, including American Franklin, has developed and is implementing a plan to minimize the risk of a significant negative impact on its operations.

     While the specifics of the plans vary, the plans include the following activities: (1) perform an inventory of the company's information technology and non-information technology systems; (2) assess which items in the inventory may expose the company to business interruptions due to Year 2000 issues; (3) reprogram or replace systems that are not Year 2000 ready; (4) test systems to prove that they will function into the next century as they do currently; and (5) return the systems to operations.
     As of December 31, 1998, substantially all of American Franklin's critical systems are Year 2000 ready and have been returned to operations. However, activities (3) through (5) for certain systems are ongoing, with vendor upgrades expected to be received during the first half of 1999.

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VUL-2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1998


     THIRD PARTY RELATIONSHIPS. American Franklin has relationships with various third parties who must also be Year 2000 ready. These third parties provide (or receive) resources and services to (or from) American Franklin and include organizations with which American Franklin exchanges information. Third parties include vendors of hardware, software, and information services; providers of infrastructure services such as voice and data communications and utilities for office facilities; investors; customers; distribution channels; and joint venture partners. Third parties differ from internal systems in that American Franklin exercises less, or no, control over Year 2000 readiness. American Franklin has developed a plan to assess and attempt to mitigate the risks associated with the potential failure of third parties to achieve Year 2000 readiness. The plan includes the following activities: (1) identify and classify third party dependencies; (2) research, analyze, and document Year 2000 readiness for critical third parties; and (3) test critical hardware and software products and electronic interfaces. As of December 31, 1998, AGC has identified and assessed approximately 700 critical third party dependencies, including those relating to American Franklin. A more detailed evaluation will be completed during first quarter 1999 as part of American Franklin's contingency planning efforts. Due to the various stages of third parties' Year 2000 readiness, American Franklin's testing activities will extend through 1999.

     CONTINGENCY PLANS. American Franklin has commenced contingency planning to reduce the risk of Year 2000-related business failures. The contingency plans, which address both internal systems and third party relationships, include the following activities: (1) evaluate the consequences of failure of business processes with significant exposure to Year 2000 risk; (2) determine the probability of a Year 2000-related failure for those processes that have a high consequence of failure; (3) develop an action plan to complete contingency plans for those processes that rank high in consequence and probability of failure; and (4) complete the applicable action plans. American Franklin is currently developing contingency plans and expects to substantially complete all contingency planning activities by April 30, 1999.

     RISKS AND UNCERTAINTIES. Based on its plans to make internal systems ready for Year 2000, to deal with third party relationships, and to develop contingency actions, American Franklin believes that it will experience at most isolated and minor disruptions of business processes following the turn of the century. Such disruptions are not expected to have a material effect on American Franklin's future results of operations, liquidity, or financial condition. However, due to the magnitude and complexity of this project, risks and uncertainties exist and American Franklin is not able to predict a most reasonably likely worst case scenario. If conversion of American Franklin's internal systems is not completed on a timely basis (due to non-performance by significant third party-vendors, lack of qualified personnel to perform the Year 2000 work, or other unforeseen circumstances in completing American Franklin's plans), or if critical third parties fail to achieve Year 2000 readiness on a timely basis, the Year 2000 issues could have a material adverse impact on American Franklin's operations following the turn of the century.

     COSTS. Through December 31, 1998, American Franklin has incurred, and anticipates that it will continue to incur, costs for internal staff, third party vendors, and other expenses to achieve Year 2000 readiness. These costs are not passed to the divisions of the Account. The cost of activities related to Year 2000 readiness has not had a material adverse effect on American Franklin's results of operations or financial condition. In addition, AGC has elected to accelerate the planned replacement of certain systems as part of the Year 2000 plans. Costs of the replacement systems are being capitalized and amortized over their useful lives, in accordance with AGC's normal accounting policies.

                         REPORT OF INDEPENDENT AUDITORS



Board of Directors
The American Franklin Life Insurance Company
Policyowners of Separate Account VUL-2


We have audited the accompanying statement of net assets of Separate Account VUL-2 (comprising, respectively, the VIP Money Market, VIP Equity-Income, VIP Growth, VIP Overseas, VIP High Income, VIPII Investment Grade Bond, VIPII Asset Manager, VIPII Index 500, VIPII Asset Manager: Growth, and VIPII Contrafund, MFS Emerging Growth, MFS Research, MFS Growth with Income, MFS Total Return, MFS Utilities, and MFS Value Divisions) as of December 31, 1998, and the related statement of operations for the year then ended and the statement of changes in net assets for each of the two years then ended for the VIP Money Market, VIP Equity-Income, VIP Growth, VIP Overseas, VIP High Income, VIPII Investment Grade Bond, VIPII Asset Manager, VIPII Index 500, VIPII Asset Manager: Growth and VIPII Contrafund Divisions and the related statements of operations and changes in net assets for the MFS Emerging Growth, MFS Research, MFS Growth with Income, MFS Total Return, MFS Utilities, and MFS Value Divisions for the period from May 1, 1998 (date of inception) to December 31, 1998. These financial statements are the responsibility of Separate Account VUL-2 management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective Divisions constituting Separate Account VUL-2 at December 31, 1998, and the results of their operations and changes in net assets for the periods referred to above in conformity with generally accepted accounting principles.




                                            /s/ Ernst & Young LLP




Chicago, Illinois
February 16, 1999